Related Parties - Summary of Products Acquisition from Pemex Industrial Transformation (Detail) - Pemex industrial transformation [member] $ in Thousands	Dec. 31, 2021 MXN ($)
Disclosure of transactions between related parties [line items]
Product	$ 24,647,637
Heavy fuel oil [member]
Disclosure of transactions between related parties [line items]
Product	15,548,441
Industrial diesel [member]
Disclosure of transactions between related parties [line items]
Product	7,005,847
Other [member]
Disclosure of transactions between related parties [line items]
Product	903,942
Fuel oil [member]
Disclosure of transactions between related parties [line items]
Product	511,130
Transport of Natural Gas [member]
Disclosure of transactions between related parties [line items]
Product	527,443
Natural Gas [member]
Disclosure of transactions between related parties [line items]
Product	150,550
Freights [member]
Disclosure of transactions between related parties [line items]
Product	$ 284